Finance and other costs (Tables)	12 Months Ended
Oct. 31, 2022
Finance and other costs.
Schedule of finance and other costs

	2022	2021
	$	$
Accretion on convertible debt	1,635	2,751
Interest on convertible debt	—	1,284
Accretion on notes payable	512	1,180
Interest on notes payable	1,901	746
Accretion of lease liability	2,384	2,189
Transaction costs	3,947	4,892
Total	10,379	13,042